Related Party	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
RELATED PARTY

NOTE 15 — RELATED PARTY

The related parties had transactions for the six months ended June 30, 2024 and the year ended December 31, 2023 consist of the following:

Name of the related parties	Nature of the relationship
Jie Liu	CEO of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Huimin Lv	CEO assistant of the Company and Vice President of HR & Administration
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO

Amount due from (due to) a related party:

	June 30,	December 31,
	2024	2023
Jie Liu	$2,941	$350,983
Hongyu Hao	(495)	(68)
Yongqing Dong	(3,077)	(8,862)
Due from (due to) related parties, net	$(631)	$342,053

Balances due from and due to related parties primarily represent monetary advances and repayments made in the normal course of business. During the six months ended June 30, 2024, and 2023, the Company received proceeds of $1,406,772 and $952,309, respectively, from related parties. During the same periods, the Company repaid $1,069,544 and $542,906, respectively, to related parties. In 2023, the Company advanced $351,924 to Mr. Jie Liu, and the amount due from Mr. Jie Liu has been fully repaid as of the date of this report.

In the normal course of business, to secure bank loans, the CEO and family members provided personal guarantees for various loans. The Company did not provide any compensation for these personal guarantees.